Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Assets
Other Assets

Note 10 — Other Assets

The following table summarizes other assets as of:

	March 31,	December 31,
	2021	2020
Other Current Assets:
Lease receivable, net	$22	$36
Stock issuance costs	47	72
Prepaid expenses	5,857	679
Interest receivable	729	—
Deferred transaction costs	—	5,892
Total Other Current Assets	$6,655	$6,679
Other Assets:
Lease receivable, net	$16	$16
Stock issuance costs	72	48
Security deposits	3,249	235
Total Other Assets	$3,337	$299

Note 11 — Other Assets

Other Assets consists of the following as of December 31, 2020 and 2019:

	2020	2019
Other Current Assets:
Lease receivable, net	$36	$13
Deferred acquisition costs	72	32
Prepaid expenses	679	189
Stock issuance costs	5,892	—
Total Other Current Assets	$6,679	$234
Other Assets:
Lease receivable, net	$16	$38
Deferred acquisition costs	48	50
Security deposits	235	255
Total Other Assets	$299	$343

Stock issuance costs consist of legal, accounting, underwriting fees and other costs that are directly related to the Merger. Stock issuance costs amounting to approximately $5,892 as of December 31, 2020 will be charged to shareholder’s equity upon completion of the Merger. See Note 24 — Subsequent Events for additional information on the Merger.

The following table summarizes deferred acquisition costs that the Company has deferred and is amortizing over the effective term of the related contracts as of December 31, 2020 and 2019:

	2020	2019
Beginning	$82	$22
Written	173	93
Amortized	(135)	(33)
Ending	120	82
Less: current portion	72	32
Non-current	48	50
Total Deferred Acquisition Costs	$120	$82